SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASE AGREEMENTS (Details)	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
For the year ending December 31, 2025	$ 288,594
Total	$ 288,594